Fair Value Disclosures (Detail 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures
Maximum maturity period for Federal Home Loan Bank advances recorded at carrying value	90 days	90 days
Financial assets:
Securities available for sale	$ 53,391	$ 45,127	$ 45,604
Financial liabilities:
Junior subordinated debentures	3,093	3,093	3,093
Subordinated notes	4,981	4,981	4,979
Level 2 Inputs | Carrying Amount
Financial assets:
Cash and cash equivalents	85,544	93,251	76,646
Securities available for sale	53,391	45,127	45,604
Loans held for sale	2,508	8,858	2,051
Accrued interest receivable	1,539	1,542	1,351
Bank-owned life insurance	17,969	17,822	10,475
Non-marketable equity securities	3,136	4,139	2,714
Financial liabilities:
Deposits	668,255	638,743	573,938
Advances from FHLB	15,000	40,000	15,000
Accrued interest payable	110	126	134
Junior subordinated debentures	3,093	3,093	3,093
Subordinated notes	4,981	4,981	4,979
Level 2 Inputs | Total Fair Value
Financial assets:
Cash and cash equivalents	85,544	93,251	76,646
Securities available for sale	53,391	45,127	45,604
Loans held for sale	2,508	8,858	2,051
Accrued interest receivable	1,539	1,542	1,351
Bank-owned life insurance	17,969	17,822	10,475
Non-marketable equity securities	3,136	4,139	2,714
Financial liabilities:
Deposits	659,415	630,402	568,451
Advances from FHLB	15,029	40,028	15,055
Accrued interest payable	110	126	134
Junior subordinated debentures	3,093	3,093	3,093
Subordinated notes	4,981	4,981	4,979
Level 3 Inputs | Carrying Amount
Financial assets:
Loans, net	609,439	597,278	490,158
Level 3 Inputs | Total Fair Value
Financial assets:
Loans, net	$ 606,819	$ 596,138	$ 490,344